Document and Entity Information	Nov. 12, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	ARMATA PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-37544
Entity Tax Identification Number	91-1549568
Entity Address, Address Line One	5005 McConnell Avenue
Entity Address, City or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	90066
City Area Code	310
Local Phone Number	665-2928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ARMP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0000921114
Amendment Flag	false